Components of Consolidated Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Tax Provision:
Federal	$ 185.6	$ 140.5	$ 113.6
State	24.6	21.4	15.1
Non-U.S.	67.4	63.4	54.2
Total	277.6	225.3	182.9
Deferred Tax Provision:
Federal	53.9	66.0	84.0
State	14.1	10.6	11.3
Non-U.S.	(1.4)	3.1	1.9
Total	66.6	79.7	97.2
Provision for Income Taxes	$ 344.2	$ 305.0	$ 280.1